Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT FOR THE YEAR	€ 4,082	€ 4,521
OTHER RECOGNIZED INCOME AND EXPENSE	859	(2,000)
Total items that will not be reclassified to profit or loss	(708)	538
Actuarial gains and losses on defined benefit pension plans	(833)	981
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(21)	(136)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(120)	(33)
Income tax relating to items that will not be reclassified to profit or loss	266	(274)
Total items that may be reclassified to profit or loss	1,567	(2,538)
Hedges of net investments in foreign operations (Effective portion)	(762)	293
Revaluation gain (losses)	(762)	293
Exchanges differences	921	(2,437)
Revaluation gains (losses)	921	(2,437)
Cash flow hedges (Effective portion)	127	(138)
Revaluation gains (losses)	260	(644)
Amounts transferred to income statement	(133)	506
Debt instruments at fair value with changes in other comprehensive income	1,891	(549)
Revaluation gains (losses)	2,131	(269)
Amounts transferred to income statement	(240)	(280)
Share of other recognized income and expense of investments	26	(85)
Income tax relating to items that may be reclassified to profit or loss	(636)	378
Total recognized income and expenses	4,941	2,521
Comprehensive income, attributable to non-controlling interests	994	587
Comprehensive income, attributable to the parent	€ 3,947	€ 1,934